RECOVERABLE TAXES - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ICMS
Opening balance	R$ (1,064,268)	R$ (1,164,782)
Addition	(221,903)	(62,738)
Write-off	18,464	1,331
Reversal	163,900	161,921
Closing balance	R$ (1,103,807)	R$ (1,064,268)